Deposits by Customers	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Deposits by Customers
23. DEPOSITS BY CUSTOMERS

		Group
	2022	2021
	£m	£m
Demand and time deposits(1)	196,160	191,764
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,153	1,150
	197,313	192,914
(1)Includes equity index-linked deposits of £408m (2021: £549m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £408m and £2m (2021: £549m and £2m) respectively.